Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Loss for the year	$ (10,103,317)	$ (29,709,386)	$ (7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862)	(8,170,081)	(2,226,101)
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)
Accretion of debt discount for derivatives and warrants	560,419
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264
Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)
United States [Member]
Loss for the year	(921,009)	(13,027,198)	(4,355,736)
Canada [Member]
Loss for the year	$ (9,182,308)	$ (16,682,188)	$ (3,594,623)